Semiannual Report June 30, 2000

LifeSpan Capital
Appreciation Portfolio

A Series of Panorama Series Fund, Inc.


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      The Right Way to Invest

Panorama Series Fund, Inc.--LifeSpan Portfolios

================================================================================
Objectives:

--------------------------------------------------------------------------------
Panorama LifeSpan Capital Appreciation Portfolio seeks long-term capital appreciation by investing in a strategically allocated portfolio consisting primarily of stocks. Current income is not a primary consideration.

--------------------------------------------------------------------------------
Panorama LifeSpan Balanced Portfolio seeks a blend of capital appreciation and income by investing in a strategically allocated portfolio of stocks and bonds with slightly stronger emphasis on stocks.

--------------------------------------------------------------------------------
Panorama LifeSpan Diversified Income Portfolio seeks high current income with opportunities for capital appreciation by investing in a strategically allocated portfolio consisting primarily of bonds.

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Narrative By Portfolio Management Team
The first half of this year was marked by a continuation of strong economic growth, inflationary pressures and a sharp increase in financial market volatility. In this environment, the Panorama LifeSpan Capital Appreciation, Balanced and Diversified Income Portfolios provided cumulative returns of 2.60%, 2.10% and 2.05%, respectively, for the six-month period that ended June 30, 2000.(1)
         During most of the first quarter, the U.S. stock market largely experienced a continuation of the trends that had begun in about mid-1999. Throughout this time, investors were drawn to the outstanding results being generated by a fairly narrow group of large-capitalization growth and technology issues. As a result, most other sectors languished. While daily fluctuations in the financial markets increased, downturns were typically viewed by investors as buying opportunities. This occurred against a backdrop of a series of interest-rate hikes that the Federal Reserve Board (the Fed) was implementing in an attempt to cool off the surging economy.
         However, with the prospects of rising inflation, continued interest-rate hikes and high stock valuations, investors began to flee the technology-heavy Nasdaq in mid-March. While other types of stocks were dragged down, the Nasdaq experienced the brunt of the decline. By the end of the second quarter the Nasdaq had fallen roughly 30% from its peak, and the Dow Jones Industrial Average was down approximately 10% from its high.
         Many international developed and emerging stock markets also fell during the reporting period. As in the United States, this was oftentimes fueled by declining technology stock prices. In Europe, the ongoing decline in the euro currency further hampered overall market returns. Despite strong economic fundamentals in many European countries, investors continued to favor the U.S. dollar, based on stronger relative growth rates in the United States.
         The bond markets also experienced their share of volatility. The strong economy and rising inflation led to generally poor performance in many areas, including corporate, mortgage-backed and emerging-markets securities. The market was also affected by the U.S. Treasury Department's program to buy back long-term debt. By reducing the supply of these issues it sought to reduce the interest cost of Treasury debt. This led to a sharp increase in demand for 30-year bonds, and higher long-term bond prices. An inverted yield curve resulted, in which long-term security yields were lower than their shorter-term counterparts. Normally, longer-term debt securities offer a yield premium in exchange for their higher interest-rate and market risks.
         In light of this unsettled market environment, we sought to enhance returns while limiting downside risk. Early in the reporting period, we were rewarded for our exposure to technology stocks. As the downward correction in this sector unfolded, we moved to protect gains by lowering our technology weightings. In the Capital Appreciation and Balanced Portfolios, where we generally hold international and domestic small-capitalizations stocks, we pared these holdings in favor of the better relative values we saw in growth and value stocks. Within those areas, we emphasized securities that we felt offered attractive valuations, given their prospects for appreciation. As always, please keep in mind that investing in foreign securities entails additional expenses and risks including foreign currency fluctuations.

Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.

Panorama Series Fund, Inc.--LifeSpan Portfolios

================================================================================
Our best bond returns were generated by higher-quality issues, and all three Portfolios were rewarded for their concentration in U.S. Treasury obligations. Conversely, we generally lowered our exposure to high-yield bonds, as we believe issuers could face weakening operating results--and, consequently, a higher tendency to default--should the economy falter. Within the high-yield sector, we focused on growth-oriented issues that we believe could withstand an economic slowdown.
         Looking ahead, we expect to see increasing signs of more moderate economic growth. Historically, rising interest rates ultimately lead to falling consumer and business spending, and slower growth. Should this occur, many market participants are hopeful that Federal Reserve interest-rate hikes may end sooner, rather than later. However, the question remains whether the Federal Reserve will be able to orchestrate a "soft landing," in which the economy would expand at a slower rate, while avoiding a recession. Until the direction of the economy becomes clearer, we expect to see a continuation of market volatility. As such, for all three Portfolios, we currently anticipate maintaining allocations that are fairly in line with those of their respective benchmarks.
         Overall, we continue to believe that our disciplined strategy of diversifying assets among a wide variety of U.S. and international stocks and bonds will serve shareholders well. We are also confident that all three Panorama LifeSpan Portfolios are well positioned, given current economic and market conditions.

Statement of Investments  June 30, 2000 (Unaudited)

                                                                                                           Market Value
                                                                                            Shares         Note 1
=======================================================================================================================
Common Stocks--75.6%
-----------------------------------------------------------------------------------------------------------------------
Basic Materials--2.7%
-----------------------------------------------------------------------------------------------------------------------
Chemicals--1.2%
Air Products & Chemicals, Inc.                                                               3,300           $  101,681
-----------------------------------------------------------------------------------------------------------------------
Dexter Corp.                                                                                 6,000              288,000
-----------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                             3,600              108,675
-----------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                                                              2,900              126,875
-----------------------------------------------------------------------------------------------------------------------
Fuji Photo Film Co.                                                                          4,000              164,075
-----------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                             2,834               36,842
-----------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                              3,200              110,400
                                                                                                             ----------
                                                                                                                936,548
-----------------------------------------------------------------------------------------------------------------------
Metals--0.8%
Broken Hill Proprietary Co. Ltd.                                                            15,000              177,868
-----------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                   4,300               90,837
-----------------------------------------------------------------------------------------------------------------------
Shaw Group, Inc. (The)(1)                                                                    7,500              353,437
                                                                                                             ----------
                                                                                                                622,142
-----------------------------------------------------------------------------------------------------------------------
Paper--0.7%
Buhrmann NV                                                                                 10,217              293,331
-----------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp.                                                                        1,600               42,000
-----------------------------------------------------------------------------------------------------------------------
Georgia Pacific Group/Timber Group                                                           2,300               49,737
-----------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                        200                2,175
-----------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                             4,000              172,000
                                                                                                             ----------
                                                                                                                559,243
-----------------------------------------------------------------------------------------------------------------------
Capital Goods--9.5%
-----------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.2%
Boeing Co.                                                                                   3,700              154,706
-----------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                       9,900              517,275
-----------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(1)                                                         1,100               62,769
-----------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                       3,200              212,000
                                                                                                             ----------
                                                                                                                946,750
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment--1.9%
ABB Ltd.                                                                                       650               78,047
-----------------------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A(1)                                                                     4,800              317,700
-----------------------------------------------------------------------------------------------------------------------
AVX Corp.                                                                                    1,400               32,112
-----------------------------------------------------------------------------------------------------------------------
CommScope, Inc.(1)                                                                           1,200               49,200
-----------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.(1)                                                        2,100              125,737
-----------------------------------------------------------------------------------------------------------------------
Kemet Corp.(1)                                                                               9,000              225,562
-----------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                                 2,800               88,200
-----------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                   1,300              196,896
-----------------------------------------------------------------------------------------------------------------------
SPX Corp.(1)                                                                                 2,700              326,531
-----------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(1)                                                              2,100               79,669
                                                                                                             ----------
                                                                                                              1,519,654

4                   LifeSpan Capital Appreciation Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                                           Market Value
                                                                                            Shares         Note 1
-----------------------------------------------------------------------------------------------------------------------
Industrial Services--3.9%
Adecco SA                                                                                       35           $   29,832
-----------------------------------------------------------------------------------------------------------------------
Capita Group plc                                                                            16,000              391,676
-----------------------------------------------------------------------------------------------------------------------
Forrester Research, Inc.(1)                                                                  7,400              538,812
-----------------------------------------------------------------------------------------------------------------------
Hays plc                                                                                    38,000              211,991
-----------------------------------------------------------------------------------------------------------------------
Mobile Mini, Inc.(1)                                                                         5,400              119,137
-----------------------------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                                           6,300              102,375
-----------------------------------------------------------------------------------------------------------------------
Newpark Resources, Inc.(1)                                                                  15,000              141,562
-----------------------------------------------------------------------------------------------------------------------
Professional Detailing, Inc.(1)                                                              4,500              153,281
-----------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc.(1)                                                                     5,100              280,500
-----------------------------------------------------------------------------------------------------------------------
Secom Co. Ltd.                                                                               4,000              292,992
-----------------------------------------------------------------------------------------------------------------------
Securitas AB, B Shares                                                                       8,950              190,816
-----------------------------------------------------------------------------------------------------------------------
Source Information Management Co. (The)(1)                                                   6,700              102,175
-----------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc.(1)                                                                          8,143              186,271
-----------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.(1)                                                                     10,000              171,250
-----------------------------------------------------------------------------------------------------------------------
Valassis Communications, Inc.(1)                                                             1,200               45,750
-----------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc.(1)                                                                   6,000              118,500
-----------------------------------------------------------------------------------------------------------------------
Zomax, Inc.(1)                                                                               8,400              110,250
                                                                                                             ----------
                                                                                                              3,187,170
-----------------------------------------------------------------------------------------------------------------------
Manufacturing--2.5%
Avery-Dennison Corp.                                                                           800               53,700
-----------------------------------------------------------------------------------------------------------------------
Ball Corp.                                                                                   1,100               35,406
-----------------------------------------------------------------------------------------------------------------------
BBA Group plc                                                                               21,000              137,659
-----------------------------------------------------------------------------------------------------------------------
Brambles Industries Ltd.                                                                     6,000              184,933
-----------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                                                      1,300               44,525
-----------------------------------------------------------------------------------------------------------------------
Cooper Industries, Inc.                                                                      1,900               61,869
-----------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                    4,600              111,837
-----------------------------------------------------------------------------------------------------------------------
Credence Systems Corp.(1)                                                                    7,400              408,387
-----------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                  1,200               44,400
-----------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                                  4,300              174,419
-----------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                    500               33,500
-----------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                2,600               87,587
-----------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc.(1)                                                          1,400               83,125
-----------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                        1,800               46,575
-----------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                         3,900              321,750
-----------------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                                        1,600               54,800
-----------------------------------------------------------------------------------------------------------------------
ROHN Industries, Inc.(1)                                                                    12,000               50,625
-----------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                  700               38,019
-----------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                      800               47,100
                                                                                                             ----------
                                                                                                              2,020,216


                    LifeSpan Capital Appreciation Portfolio                  5

Statement of Investments  (Unaudited) (Continued)

                                                                                                           Market Value
                                                                                            Shares         Note 1
-----------------------------------------------------------------------------------------------------------------------
Communication Services--5.8%
-----------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--2.9%
ALLTEL Corp.                                                                                 4,900           $  303,494
-----------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                   4,900              154,962
-----------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                          6,300              361,143
-----------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc.(1)                                                              1,416                9,558
-----------------------------------------------------------------------------------------------------------------------
KPN NV                                                                                       6,046              271,528
-----------------------------------------------------------------------------------------------------------------------
Matsushita Communication Industrial Co.                                                      2,000              234,015
-----------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B(1)                                                   429               15,498
-----------------------------------------------------------------------------------------------------------------------
Nippon Comsys Corp.                                                                          9,000              191,815
-----------------------------------------------------------------------------------------------------------------------
Spirent plc(1)                                                                              63,000              423,945
-----------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB, Cl. B                                                   20,000              397,902
                                                                                                             ----------
                                                                                                              2,363,860
-----------------------------------------------------------------------------------------------------------------------
Telephone Utilities--1.7%
BellSouth Corp.                                                                              9,600              409,200
-----------------------------------------------------------------------------------------------------------------------
Energis plc(1)                                                                               5,000              187,572
-----------------------------------------------------------------------------------------------------------------------
Hellenic Telecommunication Organization SA                                                   6,900              169,049
-----------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                     5,200              224,900
-----------------------------------------------------------------------------------------------------------------------
Swisscom AG                                                                                    155               53,856
-----------------------------------------------------------------------------------------------------------------------
Telefonica SA(1)                                                                            15,627              337,051
                                                                                                             ----------
                                                                                                              1,381,628
-----------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--1.2%
Nokia Oyj                                                                                    9,600              491,877
-----------------------------------------------------------------------------------------------------------------------
NTT Docomo, Inc.                                                                                12              325,504
-----------------------------------------------------------------------------------------------------------------------
Price Communications Corp.(1)                                                                6,731              158,599
                                                                                                             ----------
                                                                                                                975,980
-----------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--5.7%
-----------------------------------------------------------------------------------------------------------------------
Autos & Housing--1.0%
Bridgestone Corp.                                                                            7,000              148,528
-----------------------------------------------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.                                                                 12,000              132,772
-----------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                                                         1,300               29,981
-----------------------------------------------------------------------------------------------------------------------
Genuine Parts Co.                                                                            5,800              116,000
-----------------------------------------------------------------------------------------------------------------------
Lafarge SA                                                                                   1,700              132,651
-----------------------------------------------------------------------------------------------------------------------
Overseas Union Enterprise Ltd.                                                              20,000               48,583
-----------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                          7,500              178,125
-----------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                         1,000               42,687
                                                                                                             ----------
                                                                                                                829,327
-----------------------------------------------------------------------------------------------------------------------
Consumer Services--0.2%
Dun & Bradstreet Corp.                                                                       5,300              151,712
-----------------------------------------------------------------------------------------------------------------------
Harte-Hanks, Inc.                                                                            1,300               32,500
                                                                                                             ----------
                                                                                                                184,212


6                   LifeSpan Capital Appreciation Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                                           Market Value
                                                                                            Shares         Note 1
-----------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.3%
Marriott International, Inc., Cl. A                                                          4,500           $  162,281
-----------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                 8,500              112,094
                                                                                                             ----------
                                                                                                                274,375
-----------------------------------------------------------------------------------------------------------------------
Media--1.7%
Central Newspapers, Inc., Cl. A                                                                900               56,925
-----------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                 5,300              124,881
-----------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                            2,500              149,531
-----------------------------------------------------------------------------------------------------------------------
Harcourt General, Inc.                                                                       3,000              163,125
-----------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                          4,300              228,706
-----------------------------------------------------------------------------------------------------------------------
Modern Times Group, Cl. B(1)                                                                 4,000              191,540
-----------------------------------------------------------------------------------------------------------------------
Tweeter Home Entertainment Group, Inc.(1)                                                    7,400              224,775
-----------------------------------------------------------------------------------------------------------------------
VNU-Verenigde Nederlandse Uitgeverbedrijven Verenigd Bezit                                   5,030              260,857
                                                                                                             ----------
                                                                                                              1,400,340
-----------------------------------------------------------------------------------------------------------------------
Retail: General--0.8%
Family Dollar Stores, Inc.                                                                     900               17,606
-----------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                                                         1,100               37,125
-----------------------------------------------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                                                          2,000              120,599
-----------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                    1,600               38,400
-----------------------------------------------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                                                                 1,000              223,066
-----------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                          5,400              176,175
                                                                                                             ----------
                                                                                                                612,971
-----------------------------------------------------------------------------------------------------------------------
Retail: Specialty--1.4%
BJ's Wholesale Club, Inc.(1)                                                                   700               23,100
-----------------------------------------------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                                                         9,700              126,100
-----------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc.(1)                                                                 6,950              412,222
-----------------------------------------------------------------------------------------------------------------------
Kingfisher plc                                                                              15,000              136,592
-----------------------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                                               900               42,637
-----------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                              400                6,825
-----------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                         8,500              180,094
-----------------------------------------------------------------------------------------------------------------------
Whitehall Jewellers, Inc.(1)                                                                 8,550              159,244
                                                                                                             ----------
                                                                                                              1,086,814
-----------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.3%
Jones Apparel Group, Inc.(1)                                                                   700               16,450
-----------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc.(1)                                                                    6,500              176,312
-----------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                            800               28,200
-----------------------------------------------------------------------------------------------------------------------
Shaw Industries, Inc.                                                                        3,200               40,000
                                                                                                             ----------
                                                                                                                260,962
-----------------------------------------------------------------------------------------------------------------------
Consumer Staples--4.0%
-----------------------------------------------------------------------------------------------------------------------
Beverages--0.2%
Adolph Coors Co., Cl. B                                                                        800               48,400
-----------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                    1,900              141,906
                                                                                                             ----------
                                                                                                                190,306


                    LifeSpan Capital Appreciation Portfolio                   7

Statement of Investments  (Unaudited) (Continued)

                                                                                                           Market Value
                                                                                            Shares         Note 1
-----------------------------------------------------------------------------------------------------------------------
Broadcasting--0.2%
Citadel Communications Corp.(1)                                                              3,800             $132,762
-----------------------------------------------------------------------------------------------------------------------
Education--0.2%
Education Management Corp.(1)                                                               10,200              184,237
-----------------------------------------------------------------------------------------------------------------------
Entertainment--0.5%
Brinker International, Inc.(1)                                                               3,000               87,750
-----------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                     4,200               68,250
-----------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                             1,000               32,937
-----------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(1)                                                           7,100              226,756
-----------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                    900               16,031
                                                                                                               --------
                                                                                                                431,724
-----------------------------------------------------------------------------------------------------------------------
Food--1.0%
Bestfoods                                                                                    2,400              166,200
-----------------------------------------------------------------------------------------------------------------------
ConAgra, Inc.                                                                                4,900               93,406
-----------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                             1,600               70,000
-----------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                             800               13,450
-----------------------------------------------------------------------------------------------------------------------
International Home Foods, Inc.(1)                                                            1,900               39,781
-----------------------------------------------------------------------------------------------------------------------
Keebler Foods Co.                                                                            1,400               51,975
-----------------------------------------------------------------------------------------------------------------------
Kerry Group plc, Cl. A                                                                      10,000              131,232
-----------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                                       75              150,590
-----------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                               2,500               48,281
                                                                                                               --------
                                                                                                                764,915
-----------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.8%
Express Scripts, Inc., Cl. A(1)                                                              2,700              167,737
-----------------------------------------------------------------------------------------------------------------------
Kroger Co.(1)                                                                                9,600              211,800
-----------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                              3,900               74,344
-----------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets plc                                                           68,000              145,153
                                                                                                               --------
                                                                                                                599,034
-----------------------------------------------------------------------------------------------------------------------
Household Goods--1.1%
Blyth, Inc.                                                                                  4,100              120,950
-----------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                         6,400              367,200
-----------------------------------------------------------------------------------------------------------------------
L'OREAL                                                                                        200              173,890
-----------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                         4,400              251,900
                                                                                                               --------
                                                                                                                913,940
-----------------------------------------------------------------------------------------------------------------------
Energy--4.9%
-----------------------------------------------------------------------------------------------------------------------
Energy Services--0.5%
Anadarko Petroleum Corp.                                                                     1,000               49,313
-----------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                    1,700               60,881
-----------------------------------------------------------------------------------------------------------------------
Global Marine, Inc.(1)                                                                       3,000               84,563
-----------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                                              5,600              235,550
                                                                                                               --------
                                                                                                                430,307


8                   LifeSpan Capital Appreciation Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                                           Market Value
                                                                                            Shares         Note 1
-----------------------------------------------------------------------------------------------------------------------
Oil: Domestic--2.4%
Apache Corp.                                                                                   600           $   35,288
-----------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                   1,000               38,250
-----------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                3,300              279,881
-----------------------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                                                          2,500               55,000
-----------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                           11,520              904,320
-----------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                             3,700              219,919
-----------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                   6,200              130,588
-----------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                                       3,700              187,544
-----------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                 2,300              122,475
                                                                                                             ----------
                                                                                                              1,973,265
-----------------------------------------------------------------------------------------------------------------------
Oil: International--2.0%
Abraxas Petroleum Corp.(1)                                                                   2,980                4,470
-----------------------------------------------------------------------------------------------------------------------
BP Amoco plc, ADR                                                                           15,296              865,180
-----------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                         2,300              141,594
-----------------------------------------------------------------------------------------------------------------------
Shell Transport & Trading Co. plc                                                           30,000              250,475
-----------------------------------------------------------------------------------------------------------------------
Total Fina Elf SA, B Shares                                                                  1,800              277,112
-----------------------------------------------------------------------------------------------------------------------
Total Fina Elf SA, Sponsored ADR                                                             1,100               84,494
                                                                                                             ----------
                                                                                                              1,623,325
-----------------------------------------------------------------------------------------------------------------------
Financial--13.5%
-----------------------------------------------------------------------------------------------------------------------
Banks--4.7%
Banco Bilbao Vizcaya Argentaria, SA                                                         10,000              150,021
-----------------------------------------------------------------------------------------------------------------------
Banco Popular Espanol SA                                                                     4,800              149,081
-----------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                        6,400              275,200
-----------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                             1,500               69,750
-----------------------------------------------------------------------------------------------------------------------
Bank of Scotland                                                                            15,247              145,073
-----------------------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                               3,500               92,969
-----------------------------------------------------------------------------------------------------------------------
Bipop-Carire SpA                                                                            30,000              236,966
-----------------------------------------------------------------------------------------------------------------------
BNP Paribas                                                                                  1,800              173,928
-----------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                        6,150              283,284
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                            770              153,659
-----------------------------------------------------------------------------------------------------------------------
DePfa Deutsche Pfandbriefbank AG (DePfa-Bank)                                                2,200              221,647
-----------------------------------------------------------------------------------------------------------------------
First Union Corp.                                                                            4,700              116,619
-----------------------------------------------------------------------------------------------------------------------
Firstar Corp.                                                                                1,000               21,063
-----------------------------------------------------------------------------------------------------------------------
Fuji Bank Ltd. (The)                                                                        17,000              129,502
-----------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                        16,450              155,399
-----------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                       8,400              306,075
-----------------------------------------------------------------------------------------------------------------------
Nordbanken Holding AB                                                                       28,000              209,358
-----------------------------------------------------------------------------------------------------------------------
Overseas Union Bank Ltd.                                                                    19,414               75,231
-----------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group                                                                 5,200              243,750
-----------------------------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                                         1,600               26,575
-----------------------------------------------------------------------------------------------------------------------
Sanwa Bank Ltd. (The)                                                                       13,000              103,946


                    LifeSpan Capital Appreciation Portfolio                   9

Statement of Investments  (Unaudited) (Continued)

                                                                                                           Market Value
                                                                                           Shares          Note 1
-----------------------------------------------------------------------------------------------------------------------
Bank  (continued)
SunTrust Banks, Inc.                                                                         2,000           $   91,375
-----------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                            4,700               87,244
-----------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                 900               48,825
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                              6,000              232,500
                                                                                                             ----------
                                                                                                              3,799,040
-----------------------------------------------------------------------------------------------------------------------
Diversified Financial--4.4%
AMBAC Financial Group, Inc.                                                                    800               43,850
-----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                         2,700              140,738
-----------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                                                        500               20,813
-----------------------------------------------------------------------------------------------------------------------
Cattles plc                                                                                 30,000              111,272
-----------------------------------------------------------------------------------------------------------------------
ChoicePoint, Inc.(1)                                                                         5,600              249,200
-----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                              7,600              457,900
-----------------------------------------------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                                                       7,300              169,727
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                   3,200              167,000
-----------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                     1,000               30,375
-----------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                    800               32,400
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                              1,600              151,800
-----------------------------------------------------------------------------------------------------------------------
ING Groep NV                                                                                 3,046              206,729
-----------------------------------------------------------------------------------------------------------------------
John Hancock Financial Services, Inc.(1)                                                     2,500               59,219
-----------------------------------------------------------------------------------------------------------------------
Lend Lease Corp. Ltd.                                                                       12,000              153,520
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                      800               92,000
-----------------------------------------------------------------------------------------------------------------------
Metris Cos., Inc.                                                                            7,200              180,900
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                             2,600              216,450
-----------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                                     500               16,438
-----------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                                  15,000              367,894
-----------------------------------------------------------------------------------------------------------------------
PaineWebber Group, Inc.                                                                        600               27,300
-----------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                        1,200               57,000
-----------------------------------------------------------------------------------------------------------------------
Promise Co. Ltd.                                                                             3,700              293,049
-----------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp., Cl. B                                                       3,662               93,152
-----------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                                920                6,728
-----------------------------------------------------------------------------------------------------------------------
Swire Pacific Ltd., Cl. B                                                                  210,000              171,065
                                                                                                             ----------
                                                                                                              3,516,519
-----------------------------------------------------------------------------------------------------------------------
Insurance--3.7%
ACE Ltd.                                                                                     3,100               86,800
-----------------------------------------------------------------------------------------------------------------------
Advance Paradigm, Inc.(1)                                                                    6,800              139,400
-----------------------------------------------------------------------------------------------------------------------
Aegon NV                                                                                     4,596              163,733
-----------------------------------------------------------------------------------------------------------------------
Aegon NV                                                                                     2,610               93,248
-----------------------------------------------------------------------------------------------------------------------
Allmerica Financial Corp.                                                                      600               31,425
-----------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                               5,500              122,375
-----------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                       2,200              134,200
-----------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                           1,200              141,000
-----------------------------------------------------------------------------------------------------------------------
AXA Financial, Inc.                                                                          1,400               47,600
-----------------------------------------------------------------------------------------------------------------------
AXA SA                                                                                       1,400              221,437


10                  LifeSpan Capital Appreciation Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                                           Market Value
                                                                                            Shares         Note 1
-----------------------------------------------------------------------------------------------------------------------
Insurance  (continued)
Chubb Corp.                                                                                  2,300           $  141,450
-----------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                                  2,000              187,000
-----------------------------------------------------------------------------------------------------------------------
HSB Group, Inc.                                                                              3,750              116,719
-----------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent plc                                                                   9,127               77,255
-----------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                        3,800              214,463
-----------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                       6,400              231,200
-----------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                                     2,800               49,875
-----------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                  1,100              114,881
-----------------------------------------------------------------------------------------------------------------------
MetLife, Inc.(1)                                                                            11,400              240,113
-----------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                           1,200               62,100
-----------------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                                            250                8,531
-----------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                       6,600              357,225
                                                                                                             ----------
                                                                                                              2,982,030
-----------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.6%
Camden Property Trust                                                                        7,200              211,500
-----------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                               4,855              133,816
-----------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                                                6,814              116,264
-----------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                                        9,200               56,350
                                                                                                             ----------
                                                                                                                517,930
-----------------------------------------------------------------------------------------------------------------------
Savings & Loans--0.1%
Washington Mutual, Inc.                                                                      1,400               40,425
-----------------------------------------------------------------------------------------------------------------------
Healthcare--8.8%
-----------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--5.9%
Abbott Laboratories                                                                          3,900              173,794
-----------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                 2,700              158,625
-----------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                     3,000              174,750
-----------------------------------------------------------------------------------------------------------------------
Celgene Corp.(1)                                                                            12,000              706,500
-----------------------------------------------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR(2)                                                                  2,400              129,600
-----------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome plc                                                                           6,066              176,963
-----------------------------------------------------------------------------------------------------------------------
HCA-Healthcare Corp. (The)                                                                   3,800              115,425
-----------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.(1)                                                                          2,300              172,967
-----------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                            1,800              183,375
-----------------------------------------------------------------------------------------------------------------------
Jones Pharma, Inc.                                                                           7,875              314,508
-----------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(1)                                                               11,475              503,466
-----------------------------------------------------------------------------------------------------------------------
Mallinckrodt, Inc.                                                                           4,100              178,094
-----------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                            3,400              260,525
-----------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                    100              158,908
-----------------------------------------------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc.(1)                                                               8,300              249,519
-----------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                                                         6,000              287,005
-----------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                  3,600              198,085
-----------------------------------------------------------------------------------------------------------------------
SmithKline Beecham plc                                                                      17,079              223,654
-----------------------------------------------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                                                              3,000              197,344
-----------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                     1,900              162,925
                                                                                                             ----------
                                                                                                              4,726,032


                    LifeSpan Capital Appreciation Portfolio                   11

Statement of Investments  (Unaudited) (Continued)

                                                                                                           Market Value
                                                                                            Shares         Note 1
-----------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--2.9%
ArthroCare Corp.(1)                                                                          3,100           $  165,075
-----------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                   2,200              154,688
-----------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                        2,400              177,600
-----------------------------------------------------------------------------------------------------------------------
Fresenius AG, Preference                                                                       900              208,783
-----------------------------------------------------------------------------------------------------------------------
Luxottica Group SpA, Sponsored ADR                                                          24,000              292,500
-----------------------------------------------------------------------------------------------------------------------
Molecular Devices Corp.(1)                                                                   4,700              325,181
-----------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(1)                                                           3,000              180,563
-----------------------------------------------------------------------------------------------------------------------
SSL International plc                                                                       14,000              151,541
-----------------------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                                10,000              339,303
-----------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)                                                           2,200              159,363
-----------------------------------------------------------------------------------------------------------------------
Zoll Medical Corp.(1)                                                                        4,300              210,700
                                                                                                             ----------
                                                                                                              2,365,297
-----------------------------------------------------------------------------------------------------------------------
Technology--14.8%
-----------------------------------------------------------------------------------------------------------------------
Computer Hardware--1.7%
Agilent Technologies, Inc.(1)                                                                  228               16,815
-----------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.(1)                                                                      3,800              199,025
-----------------------------------------------------------------------------------------------------------------------
Digital Lightwave, Inc.(1)                                                                   2,700              271,519
-----------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                          1,400              174,825
-----------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                        2,800              306,775
-----------------------------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A                                                       700               47,075
-----------------------------------------------------------------------------------------------------------------------
SanDisk Corp.(1)                                                                             6,400              391,600
                                                                                                             ----------
                                                                                                              1,407,634
-----------------------------------------------------------------------------------------------------------------------
Computer Services--1.6%
Diamond Technology Partners, Inc.(1)                                                         5,600              492,800
-----------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                             3,500              173,688
-----------------------------------------------------------------------------------------------------------------------
Getronics NV                                                                                12,041              186,411
-----------------------------------------------------------------------------------------------------------------------
Intraware, Inc.(1)                                                                           4,600               73,888
-----------------------------------------------------------------------------------------------------------------------
MedQuist, Inc.(1)                                                                            2,842               96,628
-----------------------------------------------------------------------------------------------------------------------
Proxicom, Inc.(1)                                                                            2,300              110,113
-----------------------------------------------------------------------------------------------------------------------
WebTrends Corp.(1)                                                                           4,800              185,700
                                                                                                             ----------
                                                                                                              1,319,228
-----------------------------------------------------------------------------------------------------------------------
Computer Software--3.6%
Actuate Corp.(1)                                                                             9,200              491,050
-----------------------------------------------------------------------------------------------------------------------
Advanced Digital Information Corp.(1)                                                        9,400              149,813
-----------------------------------------------------------------------------------------------------------------------
Advent Software, Inc.(1)                                                                     7,700              496,650
-----------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                      1,800               92,138
-----------------------------------------------------------------------------------------------------------------------
Great Plains Software, Inc.(1)                                                               3,100               60,838
-----------------------------------------------------------------------------------------------------------------------
Logica plc                                                                                  18,000              426,193
-----------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(1)                                                                 5,600              541,800
-----------------------------------------------------------------------------------------------------------------------
Micromuse, Inc.(1)                                                                           3,400              562,647
-----------------------------------------------------------------------------------------------------------------------
Symantec Corp.(1)                                                                            1,400               75,513
                                                                                                             ----------
                                                                                                              2,896,642


12                  LifeSpan Capital Appreciation Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                                           Market Value
                                                                                           Shares          Note 1
-----------------------------------------------------------------------------------------------------------------------
Communications Equipment--2.4%
ADC Telecommunications, Inc.(1)                                                              1,800           $  150,975
-----------------------------------------------------------------------------------------------------------------------
Alcatel SA                                                                                   2,500              164,640
-----------------------------------------------------------------------------------------------------------------------
Ditech Communications Corp.(1)                                                               3,200              302,600
-----------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc.(1)                                                                    2,100              221,550
-----------------------------------------------------------------------------------------------------------------------
Polycom, Inc.(1)                                                                             3,700              348,147
-----------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                         187,929              759,630
                                                                                                             ----------
                                                                                                              1,947,542
-----------------------------------------------------------------------------------------------------------------------
Electronics--5.5%
Advanced Energy Industries, Inc.(1)                                                          4,700              277,006
-----------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.(1)                                                                900               69,525
-----------------------------------------------------------------------------------------------------------------------
ANADIGICS, Inc.(1)                                                                           3,900              132,844
-----------------------------------------------------------------------------------------------------------------------
Anaren Microwave, Inc.(1)                                                                    7,350              964,573
-----------------------------------------------------------------------------------------------------------------------
Cymer, Inc.(1)                                                                               5,200              248,300
-----------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.(1)                                                               1,600               67,600
-----------------------------------------------------------------------------------------------------------------------
Dallas Semiconductor Corp.                                                                   3,000              122,250
-----------------------------------------------------------------------------------------------------------------------
Electrocomponents plc                                                                       23,000              235,033
-----------------------------------------------------------------------------------------------------------------------
Hoshiden Corp.                                                                              11,000              467,842
-----------------------------------------------------------------------------------------------------------------------
Hoya Corp.                                                                                   4,000              359,151
-----------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                  1,000              133,688
-----------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co.(1)                                                        7,000              181,938
-----------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                                                              2,800              158,900
-----------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                                                    1,900              107,469
-----------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                   3,200              299,419
-----------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.(1)                                                                            1,300               95,550
-----------------------------------------------------------------------------------------------------------------------
TranSwitch Corp.(1)                                                                          5,550              428,391
-----------------------------------------------------------------------------------------------------------------------
Zebra Technologies Corp., Cl. A(1)                                                           1,300               57,606
                                                                                                             ----------
                                                                                                              4,407,085
-----------------------------------------------------------------------------------------------------------------------
Transportation--0.7%
-----------------------------------------------------------------------------------------------------------------------
Air Transportation--0.2%
Delta Air Lines, Inc.                                                                        1,100               55,619
-----------------------------------------------------------------------------------------------------------------------
Japan Airport Terminal Co. Ltd.                                                             14,000              124,512
                                                                                                             ----------
                                                                                                                180,131
-----------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.5%
GATX Corp.                                                                                  10,400              353,600
-----------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                          1,500               55,781
                                                                                                             ----------
                                                                                                                409,381


                    LifeSpan Capital Appreciation Portfolio                   13

Statement of Investments  (Unaudited) (Continued)

                                                                                                           Market Value
                                                                                           Shares          Note 1
-----------------------------------------------------------------------------------------------------------------------
Utilities--5.2%
-----------------------------------------------------------------------------------------------------------------------
Electric Utilities--3.2%
CLP Holdings Ltd.                                                                           33,000          $   153,670
-----------------------------------------------------------------------------------------------------------------------
Conectiv, Inc.                                                                               7,900              122,944
-----------------------------------------------------------------------------------------------------------------------
CP&L Energy, Inc.                                                                            2,100               67,069
-----------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                            8,748              493,169
-----------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                              6,700              331,650
-----------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co.                                                                6,600              148,500
-----------------------------------------------------------------------------------------------------------------------
Montana Power Co.                                                                            5,600              197,750
-----------------------------------------------------------------------------------------------------------------------
Peco Energy Co.                                                                              3,600              145,125
-----------------------------------------------------------------------------------------------------------------------
Potomac Electric Power Co.                                                                   2,200               55,000
-----------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                        4,200              145,425
-----------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                         8,900              263,106
-----------------------------------------------------------------------------------------------------------------------
Tokyo Electric Power Corp.(1)                                                                5,000              122,159
-----------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                    3,600              106,200
-----------------------------------------------------------------------------------------------------------------------
Unicom Corp.                                                                                 1,700               65,769
-----------------------------------------------------------------------------------------------------------------------
Vivendi (Ex-Generale des Eaux)                                                               1,300              115,209
-----------------------------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                                      5,200               80,600
                                                                                                            -----------
                                                                                                              2,613,345
-----------------------------------------------------------------------------------------------------------------------
Gas Utilities--2.0%
El Paso Energy Corp.                                                                        16,400              835,375
-----------------------------------------------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.                                                             128,700              144,462
-----------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                                        5,600              273,000
-----------------------------------------------------------------------------------------------------------------------
NICOR, Inc.                                                                                  4,700              153,338
-----------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                               10,800              209,250
                                                                                                            -----------
                                                                                                              1,615,425
                                                                                                            -----------
Total Common Stocks (Cost $47,025,879)                                                                       61,149,693

=======================================================================================================================
Preferred Stocks--0.1%
-----------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 10% Cum., Series D, Non-Vtg.(3) (Cost $50,000)                                 500               48,125

                                                                                           Units
=======================================================================================================================
Rights, Warrants and Certificates--0.0%
-----------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp. Wts., Exp. 11/1/04(3)                                                2,980                2,980
-----------------------------------------------------------------------------------------------------------------------
Arcadia Financial Ltd. Wts., Exp. 3/15/07                                                       75                   --
-----------------------------------------------------------------------------------------------------------------------
Australis Holdings PTY Ltd./Australia Media Ltd. Wts., Exp. 10/30/01(3)                        100                    1
-----------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08(3)                                                        300                7,800
-----------------------------------------------------------------------------------------------------------------------
Mrs. Fields Holdings, Inc. Wts., Exp. 12/31/49                                                 100                1,050
                                                                                                            -----------
Total Rights, Warrants and Certificates (Cost $447)                                                              11,831


14                  LifeSpan Capital Appreciation Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                        Principal          Market Value
                                                                                        Amount             Note 1
=======================================================================================================================
Asset-Backed Securities--0.2%
-----------------------------------------------------------------------------------------------------------------------
Arcadia Automobile Receivables Trust, Automobile Receivables-Backed Nts.,
Series 1998-B, Cl. A3, 5.95%, 11/15/02                                                  $   58,561           $   58,269
-----------------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts., Series 1997-2, Cl. A, 6.752%, 6/25/07(3)      28,132               27,456
-----------------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile Receivables-Backed Nts.,
Series 1997-A, Cl. A-5, 6.80%, 2/15/05                                                      50,000               49,617
                                                                                                             ----------
Total Asset-Backed Securities (Cost $136,626)                                                                   135,342

=======================================================================================================================
Mortgage-Backed Obligations--0.6%
-----------------------------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A3, 6%, 5/25/09                                                        100,000               98,000
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation
Certificates, 6%, 3/1/09                                                                     9,792                9,457
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 1542, Cl. QC, 11.91%, 10/15/20(4)                                                   249,916               21,475
Series 1583, Cl. IC, 12.83%, 1/15/20(4)                                                    115,150                8,672
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                                 18,136               17,799
6.50%, 4/1/26                                                                               32,792               31,085
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 1993-190, Cl. Z, 5.85%, 7/25/08                                                        9,431                9,358
-----------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09                              99,442               90,585
-----------------------------------------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity Securities,
Series 1998-3, Cl. A5, 6.36%, 8/20/22(5)                                                   125,000              121,563
-----------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 1999-QS12, Cl. M1, 7%, 9/25/14                                                       97,144               93,289
                                                                                                             ----------
Total Mortgage-Backed Obligations (Cost $510,492)                                                               501,283

=======================================================================================================================
U.S. Government Obligations--6.1%
-----------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, Medium-Term Nts., 5.24%, 10/1/08                                 100,000               88,247
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts., 5.125%, 2/13/04                                      300,000              281,577
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                                400,000              391,125
7.50%, 11/15/16                                                                            660,000              743,532
STRIPS, 5.67%, 11/15/18(6)                                                                 700,000              225,240
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 2/15/06-5/15/08                                                                    350,000              338,836
6.125%, 8/15/07                                                                          2,200,000            2,187,625
6.50%, 8/15/05                                                                             625,000              631,836
                                                                                                             ----------
Total U.S. Government Obligations (Cost $4,904,172)                                                           4,888,018


                    LifeSpan Capital Appreciation Portfolio                   15

Statement of Investments  (Unaudited) (Continued)

                                                                                          Principal        Market Value
                                                                                          Amount           Note 1
=======================================================================================================================
Non-Convertible Corporate Bonds and Notes--13.0%
-----------------------------------------------------------------------------------------------------------------------
Basic Materials--1.4%
-----------------------------------------------------------------------------------------------------------------------
Chemicals--0.6%
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B, 9/15/07(1)(3)(7)                 $ 75,000             $ 16,125
-----------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.875% Sec. Nts., Series B, 5/1/07                                                         100,000               99,000
10.875% Sr. Sub. Nts., 5/1/09                                                              100,000               99,750
-----------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                                      35,000               38,806
-----------------------------------------------------------------------------------------------------------------------
Rexene Corp., 11.75% Sr. Nts., 12/1/04(3)                                                   50,000               51,000
-----------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29                                                75,000               76,033
-----------------------------------------------------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc., 0%/13.50% Sr. Disc. Nts., 8/15/08(8)                     75,000               30,375
-----------------------------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., Series B, 7/1/06                          75,000               64,125
                                                                                                               --------
                                                                                                                475,214
-----------------------------------------------------------------------------------------------------------------------
Metals--0.3%
AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                                  150,000              144,750
-----------------------------------------------------------------------------------------------------------------------
Alcan Aluminium Ltd., 9.625% Debs., 7/15/19                                                 10,000                9,999
-----------------------------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts., Series B, 4/15/03(1)(7)          75,000                7,125
-----------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                        50,000               41,250
-----------------------------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                                            75,000               70,125
                                                                                                               --------
                                                                                                                273,249
-----------------------------------------------------------------------------------------------------------------------
Paper--0.5%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07(9)                                         75,000               74,812
-----------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc., 11.50% Sr. Sec. Nts., 6/1/04                                    150,000              151,500
-----------------------------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.25% Sr. Nts., 4/1/06                                     200,000              193,000
                                                                                                               --------
                                                                                                                419,312
-----------------------------------------------------------------------------------------------------------------------
Capital Goods--1.2%
-----------------------------------------------------------------------------------------------------------------------
Industrial Services--0.9%
Advance Holding Corp., 0%/12.875% Sr. Disc. Nts., 4/15/09(8)                                50,000               21,250
-----------------------------------------------------------------------------------------------------------------------
Advance Stores Co., Inc., 10.25% Sr. Unsec. Sub. Nts., Series B, 4/15/08                    25,000               20,750
-----------------------------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 11.50% Sr. Nts., Series B, 4/1/02                    125,000              125,937
-----------------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06                                                 50,000               50,812
-----------------------------------------------------------------------------------------------------------------------
Employee Solutions, Inc., 10% Sr. Unsec. Nts., Series B, 10/15/04(1)(3)(7)                  75,000               15,000
-----------------------------------------------------------------------------------------------------------------------
Flooring America, Inc., 9.25% Sr. Sub. Nts., Series B, 10/15/07(3)                          37,000               21,275
-----------------------------------------------------------------------------------------------------------------------
KSL Recreation Group, Inc., 10.25% Sr. Sub. Nts., 5/1/07(3)                                 50,000               47,750
-----------------------------------------------------------------------------------------------------------------------
Mrs. Fields Holding Co., 0%/14% Sr. Sec. Disc. Nts., 12/1/05(2)(8)                         100,000               43,500
-----------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 8.375% Sr. Unsec. Sub. Nts., Series B, 7/1/08                           50,000               48,750
-----------------------------------------------------------------------------------------------------------------------
Production Resource Group LLC/PRG Finance Corp., 11.50% Sr. Unsec. Sub. Nts., 1/15/08       75,000               15,750
-----------------------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, Timber Collaterized Nts., Series B, Cl. A-1, 6.55%, 7/20/28         65,136               62,093
-----------------------------------------------------------------------------------------------------------------------
Simonds Industries, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/08(3)                            50,000               41,312
-----------------------------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                                        50,000               50,413
-----------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 0%/12.50% Sr. Disc. Debs., 6/1/08(3)(8)                          75,000               27,375
-----------------------------------------------------------------------------------------------------------------------
Tyco International Group SA, 6.125% Unsec. Nts., 6/15/01                                    75,000               74,074
-----------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                              40,000               38,104
                                                                                                               --------
                                                                                                                704,145


16                  LifeSpan Capital Appreciation Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                          Principal        Market Value
                                                                                          Amount           Note 1
-----------------------------------------------------------------------------------------------------------------------
Manufacturing--0.3%
Federal-Mogul Corp., 7.50% Nts., 7/1/04                                                   $ 75,000           $   58,038
-----------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., Series B, 8/1/07(3)                              75,000               69,000
-----------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                  35,000               34,275
-----------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 10.75% Sr. Nts., 10/1/05                                           50,000               40,750
-----------------------------------------------------------------------------------------------------------------------
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                                50,000               31,250
                                                                                                             ----------
                                                                                                                233,313
-----------------------------------------------------------------------------------------------------------------------
Communication Services--4.7%
-----------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--3.7%
360networks, Inc., 12% Sr. Unsec. Sub. Nts., 8/1/09                                         50,000               47,500
-----------------------------------------------------------------------------------------------------------------------
Coaxial Communications, Inc., 10% Sr. Unsec. Nts., 8/15/06                                  75,000               71,438
-----------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 12% Sr. Nts., 2/15/10(2)                                 300,000              235,500
-----------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 0%/13% Sr. Disc. Nts., 11/1/05(3)(8)                         100,000               47,500
-----------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                                        75,000               74,625
-----------------------------------------------------------------------------------------------------------------------
Focal Communications Corp., 11.875% Sr. Nts., 1/15/10(2)                                   300,000              303,000
-----------------------------------------------------------------------------------------------------------------------
Galaxy Telecom LP, 12.375% Sr. Sub. Nts., 10/1/05                                           75,000               65,250
-----------------------------------------------------------------------------------------------------------------------
Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10                                               300,000              247,500
-----------------------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(8)                                  75,000               25,875
-----------------------------------------------------------------------------------------------------------------------
Hermes Europe Railtel BV, 10.375% Sr. Unsec. Nts., 1/15/09                                  75,000               61,500
-----------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/11.625% Sr. Disc. Nts., 3/15/07(3)(8)                               100,000               69,125
-----------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 8.50% Sr. Nts., Series B, 1/15/08                         200,000              185,000
-----------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06(8)      150,000              139,125
-----------------------------------------------------------------------------------------------------------------------
IXC Communications, Inc., 9% Sr. Sub. Nts., 4/15/08(3)                                      50,000               50,250
-----------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                                75,000               67,688
-----------------------------------------------------------------------------------------------------------------------
Logix Communications Enterprises, Inc., 12.25% Sr. Unsec. Nts., 6/15/08(3)                  50,000               20,000
-----------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Nts., 12/15/09                                     300,000              297,000
-----------------------------------------------------------------------------------------------------------------------
MGC Communications, Inc./Mpower Communications Corp., 13% Sr. Nts., 4/1/10(2)              100,000               94,500
-----------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 10.75% Sr. Unsec. Nts., 6/1/09                              200,000              198,000
-----------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10(2)                            300,000              217,500
-----------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11.50% Sr. Unsec. Nts., 11/1/08                                               50,000               47,250
-----------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(8)              75,000               63,117
-----------------------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                                200,000              167,500
-----------------------------------------------------------------------------------------------------------------------
RSL Communications plc, 9.125% Sr. Unsec. Nts., 3/1/08                                      50,000               32,750
-----------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                    75,000               58,500
-----------------------------------------------------------------------------------------------------------------------
US West Capital Funding, Inc., 6.125% Nts., 7/15/02                                         75,000               73,410
-----------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 6.20% Nts., 8/1/02                                               75,000               73,480
                                                                                                             ----------
                                                                                                              3,033,883


                    LifeSpan Capital Appreciation Portfolio                   17

Statement of Investments  (Unaudited) (Continued)

                                                                                          Principal        Market Value
                                                                                          Amount           Note 1
-----------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--1.0%
Microcell Telecommunications, Inc., 0%/14% Sr. Disc. Nts., Series B, 6/1/06(8)            $ 50,000             $ 46,375
-----------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.95% Sr. Disc. Nts., 2/15/08(8)                                                        150,000              110,625
9.375% Sr. Unsec. Nts., 11/15/09                                                           200,000              192,000
-----------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(8)                          200,000              142,000
-----------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr. Nts., 8/15/06                     75,000               80,753
-----------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp.:
10.375% Sr. Nts., 11/15/09(2)                                                              200,000              208,000
10.50% Sr. Sub. Nts., 2/1/07(3)                                                             50,000               51,250
                                                                                                               --------
                                                                                                                831,003
-----------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--1.6%
-----------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.2%
Black & Decker Corp., 6.625% Nts., 11/15/00                                                 15,000               14,975
-----------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07                         75,000               19,125
-----------------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 10% Sr. Sub. Nts., Series B, 1/15/07(3)              50,000               48,875
-----------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07                    75,000               65,625
                                                                                                               --------
                                                                                                                148,600
-----------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.8%
American Skiing Corp., 12% Sr. Sub. Nts., Series B, 7/15/06                                 50,000               42,250
-----------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.50% Sr. Sub. Nts., Series B, 8/1/04                             50,000               50,500
-----------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp., 9.875% Sr. Unsec. Sub. Nts., Series D, 10/15/07          75,000               68,250
-----------------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series B, 8/15/03                     50,000               53,250
-----------------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                          50,000               46,125
-----------------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                                50,000               51,250
-----------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series A, 8/1/05                                     75,000               69,750
-----------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                         50,000               49,500
-----------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75% Sr. Unsec. Nts., 4/15/09                                 50,000               46,500
-----------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts., 1/1/09                         50,000               47,750
-----------------------------------------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00(3)                                 50,000               49,875
-----------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                         75,000               75,375
                                                                                                               --------
                                                                                                                650,375
-----------------------------------------------------------------------------------------------------------------------
Media--0.3%
Hollinger International Publishing, Inc., 9.25% Gtd. Sr. Sub. Nts., 3/15/07                 75,000               74,250
-----------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                                        75,000               72,375
-----------------------------------------------------------------------------------------------------------------------
MDC Communications Corp., 10.50% Sr. Sub. Nts., 12/1/06(3)                                  75,000               72,375
                                                                                                               --------
                                                                                                                219,000
-----------------------------------------------------------------------------------------------------------------------
Retail: General--0.1%
Federated Department Stores, Inc., 6.125% Cv. Sub. Nts., 9/1/01(5)                          75,000               73,544
-----------------------------------------------------------------------------------------------------------------------
Retail: Specialty--0.1%
K Mart Corp., 7.75% Debs., 10/1/12                                                          50,000               42,607
-----------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.1%
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06                                75,000               72,000


18                  LifeSpan Capital Appreciation Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                          Principal        Market Value
                                                                                          Amount           Note 1
-----------------------------------------------------------------------------------------------------------------------
Consumer Staples--1.9%
-----------------------------------------------------------------------------------------------------------------------
Broadcasting--1.5%
Adelphia Communications Corp., 10.50% Sr. Unsec. Nts., Series B, 7/15/04                  $ 75,000           $   75,375
-----------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08                       75,000               69,469
-----------------------------------------------------------------------------------------------------------------------
Australis Holdings PTY Ltd., 0%/15% Sr. Sec. Disc. Nts., 11/1/02(1)(3)(7)                  100,000                1,000
-----------------------------------------------------------------------------------------------------------------------
Century Communications Corp.:
9.75% Sr. Nts., 2/15/02                                                                     50,000               50,250
Zero Coupon Sr. Disc. Nts., Series B, 8.50%, 1/15/08(6)                                     50,000               20,750
-----------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(8)                                                   50,000               28,500
8.625% Sr. Unsec. Nts., 4/1/09                                                              75,000               66,281
10% Sr. Nts., 4/1/09(2)                                                                    300,000              291,000
-----------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 9.375% Sr. Sub. Nts., Series B, 8/1/09                                 50,000               43,875
-----------------------------------------------------------------------------------------------------------------------
Comcast Corp., 9.125% Sr. Sub. Debs., 10/15/06                                              50,000               52,479
-----------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(8)                       50,000               46,875
-----------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 9.875% Sr. Sub. Nts., 5/15/06                                           50,000               51,250
-----------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75% Sr. Disc. Nts., 2/15/07(3)(8)                   75,000               57,563
-----------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(8)                         100,000               53,500
-----------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                          75,000               72,375
-----------------------------------------------------------------------------------------------------------------------
Interepublic National Radio Sales Corp., 10% Sr. Unsec. Sub. Nts., Series B, 7/1/08         50,000               44,500
-----------------------------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts., Series B, 8/15/04                                 50,000               48,250
-----------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                  50,000               48,000
-----------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(8)                                                          25,000               23,813
9.625% Sr. Debs., 10/1/06                                                                   25,000               23,500
-----------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(8)        100,000               70,500
                                                                                                             ----------
                                                                                                              1,239,105
-----------------------------------------------------------------------------------------------------------------------
Entertainment--0.1%
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05                             75,000               70,379
-----------------------------------------------------------------------------------------------------------------------
Food--0.2%
AmeriServe Food Distribution, Inc., 8.875% Sr. Nts., 10/15/06(1)(7)                         75,000                3,938
-----------------------------------------------------------------------------------------------------------------------
Dole Food Co., 6.75% Nts., 7/15/00                                                          40,000               39,966
-----------------------------------------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                                          100,000               98,912
                                                                                                             ----------
                                                                                                                142,816
-----------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.1%
Jitney-Jungle Stores of America, Inc., 10.375% Sr. Sub. Nts., 9/15/07(1)(3)(7)              50,000                1,000
-----------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                          75,000               71,250
-----------------------------------------------------------------------------------------------------------------------
Price/Costco Wholesale Corp., 7.125% Sr. Nts., 6/15/05                                      40,000               39,330
                                                                                                             ----------
                                                                                                                111,580
-----------------------------------------------------------------------------------------------------------------------
Household Goods--0.0%
Revlon Consumer Products Corp., 8.625% Sr. Unsec. Sub. Nts., 2/1/08                         75,000               38,250


                    LifeSpan Capital Appreciation Portfolio                   19

Statement of Investments  (Unaudited) (Continued)

                                                                                          Principal        Market Value
                                                                                          Amount           Note 1
-----------------------------------------------------------------------------------------------------------------------
Energy--0.4%
-----------------------------------------------------------------------------------------------------------------------
Energy Services--0.3%
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                                   $ 15,000             $ 15,294
-----------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                                         50,000               46,250
-----------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                      35,000               33,270
-----------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                             50,000               47,719
-----------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08(3)                                        75,000               37,219
-----------------------------------------------------------------------------------------------------------------------
Southwest Royalties, Inc., 10.50% Sr. Nts., Series B, 10/15/04                              75,000               48,375
-----------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06                         25,000               23,235
                                                                                                               --------
                                                                                                                251,362
-----------------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.1%
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                                           50,000               49,113
-----------------------------------------------------------------------------------------------------------------------
Oil: International--0.0%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd.,
11.50% Sr. Unsec. Nts., 11/1/04                                                             35,000               29,575
-----------------------------------------------------------------------------------------------------------------------
Financial--0.8%
-----------------------------------------------------------------------------------------------------------------------
Banks--0.0%
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                    15,000               15,340
-----------------------------------------------------------------------------------------------------------------------
Diversified Financial--0.5%
American General Institutional Capital, 8.125% Bonds, Series B, 3/15/46(2)                  50,000               47,201
-----------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 7.25% Nts., 12/1/03                                            40,000               39,084
-----------------------------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                           50,000               21,250
-----------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05% Medium-Term Nts., Series D, 3/1/01                      90,000               89,393
-----------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.77% Nts., Series A, 8/27/01                               75,000               73,858
-----------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                                       25,000               24,781
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.50% Sr. Unsec. Unsub. Nts., 1/28/05                      75,000               74,723
-----------------------------------------------------------------------------------------------------------------------
GS Escrow Corp., 6.75% Sr. Unsec. Nts., 8/1/01                                              75,000               72,880
                                                                                                               --------
                                                                                                                443,170
-----------------------------------------------------------------------------------------------------------------------
Insurance--0.1%
Conseco, Inc., 6.40% Unsec. Mandatory Par Put Remarketed Securities, 6/15/01                75,000               59,625
-----------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.2%
Chelsea GCA Realty Partner, Inc., 7.75% Unsec. Nts., 1/26/01                                80,000               79,930
-----------------------------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                                   50,000               48,955
-----------------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                                       75,000               71,782
                                                                                                               --------
                                                                                                                200,667
-----------------------------------------------------------------------------------------------------------------------
Healthcare--0.6%
-----------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--0.2%
ICN Pharmaceutical, Inc., 9.75% Sr. Nts., 11/15/08(2)                                       75,000               74,250
-----------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.25% Sr. Nts., 9/1/10(2)                                          100,000              101,250
                                                                                                               --------
                                                                                                                175,500


20                 LifeSpan Capital Appreciation Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                        Principal          Market Value
                                                                                        Amount             Note 1
-----------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.4%
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                     $   30,000          $    29,256
-----------------------------------------------------------------------------------------------------------------------
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                                     25,000               11,875
-----------------------------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Unsec. Sub. Nts., 8/15/06(1)(7)                        50,000               11,250
-----------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 8.875% Sr. Nts., 7/15/04                                            50,000               48,500
-----------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
8% Sr. Nts., 1/15/05                                                                        50,000               48,250
8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08                                             150,000              138,000
                                                                                                            -----------
                                                                                                                287,131
-----------------------------------------------------------------------------------------------------------------------
Transportation--0.2%
-----------------------------------------------------------------------------------------------------------------------
Air Transportation--0.0%
Canadian Airlines Corp., 12.25% Sr. Nts., 8/1/06(1)(7)                                      75,000               10,875
-----------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.375% Unsec. Nts., 3/1/06                                     75,000               29,625
                                                                                                            -----------
                                                                                                                 40,500
-----------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.2%
CSX Corp., 7.05% Debs., 5/1/02                                                              75,000               74,167
-----------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                                 50,000               48,626
                                                                                                            -----------
                                                                                                                122,793
-----------------------------------------------------------------------------------------------------------------------
Utilities--0.2%
-----------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.1%
AES Corp. (The), 8% Sr. Nts., 12/31/08                                                      50,000               44,750
-----------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.1%
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                             50,000               47,589
                                                                                                            -----------
Total Non-Convertible Corporate Bonds and Notes (Cost $12,229,689)                                           10,545,490

=======================================================================================================================
Repurchase Agreements--4.3%
-----------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 6.55%, dated 6/30/00, to be repurchased at $3,486,902 on 7/3/00, collateralized by U.S. Treasury Nts.,
5.625%, 2/15/06, with a value of $3,563,131 (Cost $3,485,000)                            3,485,000            3,485,000

-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $68,342,305)                                                99.9%          80,764,782
-----------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                0.1              119,430
                                                                                        ----------          -----------
Net Assets                                                                                   100.0%         $80,884,212
                                                                                        ==========          ===========

1. Non-income-producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,745,301 or 2.16% of the Portfolio's net assets as of June 30, 2000.
3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Represents the current interest rate for a variable or increasing rate security.
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
7. Issuer is in default.
8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
9. Interest or dividend is paid in kind.

See accompanying Notes to Financial Statements.


                    LifeSpan Capital Appreciation Portfolio                   21

Statement of Assets and Liabilities  June 30, 2000 (Unaudited)

===========================================================================================
Assets
Investments, at value (cost $68,342,305)--see accompanying statement            $80,764,782
-------------------------------------------------------------------------------------------
Cash                                                                                  1,361
-------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                          473,975
Investments sold                                                                    154,785
Other                                                                                 1,228
                                                                                -----------
Total assets                                                                     81,396,131

===========================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                               377,999
Shares of capital stock redeemed                                                    116,091
Directors' compensation                                                                 778
Transfer and shareholder servicing agent fees                                           180
Other                                                                                16,871
                                                                                -----------
Total liabilities                                                                   511,919

===========================================================================================
Net Assets                                                                      $80,884,212
                                                                                ===========
===========================================================================================
Composition of Net Assets
Par value of shares of capital stock                                            $    55,501
-------------------------------------------------------------------------------------------
Additional paid-in capital                                                       64,041,316
-------------------------------------------------------------------------------------------
Undistributed net investment income                                                 793,595
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions    3,515,876
-------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                         12,477,924
                                                                                -----------
Net assets--applicable to 55,501,052 shares of capital stock outstanding        $80,884,212
                                                                                ===========
===========================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share              $1.46

See accompanying Notes to Financial Statements.


22                  LifeSpan Capital Appreciation Portfolio

Statement of Operations  For the Six Months Ended June 30, 2000 (Unaudited)

============================================================================================
Investment Income
Interest                                                                         $   861,826
--------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $11,456)                              447,785
                                                                                 -----------
Total income                                                                       1,309,611

============================================================================================
Expenses
Management fees                                                                      338,823
--------------------------------------------------------------------------------------------
Custodian fees and expenses                                                           10,877
--------------------------------------------------------------------------------------------
Accounting service fees                                                                2,879
--------------------------------------------------------------------------------------------
Directors' compensation                                                                1,288
--------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                          1,046
--------------------------------------------------------------------------------------------
Other                                                                                 15,146
                                                                                 -----------
Total expenses                                                                       370,059
Less expenses paid indirectly                                                         (2,718)
                                                                                 -----------
Net expenses                                                                         367,341

============================================================================================
Net Investment Income                                                                942,270

============================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                        3,824,624
Foreign currency transactions                                                        (84,257)
                                                                                 -----------
Net realized gain                                                                  3,740,367
--------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                       (2,606,289)
Translation of assets and liabilities denominated in foreign currencies             (367,739)
                                                                                 -----------
Net change                                                                        (2,974,028)
                                                                                 -----------
Net realized and unrealized gain                                                     766,339

============================================================================================
Net Increase in Net Assets Resulting from Operations                             $ 1,708,609
                                                                                 ===========

See accompanying Notes to Financial Statements.


                    LifeSpan Capital Appreciation Portfolio                  23

Statements of Changes in Net Assets

                                                                                 Six Months Ended    Year Ended
                                                                                 June 30, 2000       December 31,
                                                                                 (Unaudited)         1999
=================================================================================================================
Operations
Net investment income                                                            $   942,270          $ 1,561,073
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  3,740,367            8,446,691
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                              (2,974,028)           4,308,202
                                                                                 -----------          -----------
Net increase in net assets resulting from operations                               1,708,609           14,315,966

=================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                              (1,847,507)          (1,572,323)
-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                              (7,341,945)                  --

=================================================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from
capital stock transactions                                                         7,802,157           (5,029,898)

=================================================================================================================
Net Assets
Total increase                                                                       321,314            7,713,745
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                               80,562,898           72,849,153
                                                                                 -----------          -----------
End of period (including undistributed net investment
income of $793,595 and $1,698,832, respectively)                                 $80,884,212          $80,562,898
                                                                                 ===========          ===========

See accompanying Notes to Financial Statements.


24                   LifeSpan Capital Appreciation Portfolio

Financial Highlights

                                                Six Months
                                                Ended June 30,
                                                2000           Year Ended December 31,
                                                (Unaudited)    1999         1998          1997          1996(1)       1995(2)
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period              $1.60          $1.36        $1.35         $1.24         $1.06         $1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                               .02            .03          .03           .03           .02           .01
Net realized and unrealized gain                    .03            .24          .06           .12           .17           .06
-----------------------------------------------------------------------------------------------------------------------------
Total income from investment operations             .05            .27          .09           .15           .19           .07
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               (.04)          (.03)        (.03)         (.01)         (.01)         (.01)
Distributions from net realized gain               (.15)            --         (.05)         (.03)           --            --
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.19)          (.03)        (.08)         (.04)         (.01)         (.01)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.46          $1.60        $1.36         $1.35         $1.24         $1.06
                                                  =====          =====        =====         =====         =====         =====
=============================================================================================================================
Total Return, at Net Asset Value(3)                2.60%         20.34%        6.49%        12.53%        17.97%         6.65%

=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)        $80,884        $80,563      $72,849       $61,379       $41,994       $26,768
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $80,161        $72,433      $66,754       $51,473       $33,109       $25,460(4)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(5)
Net investment income                              2.36%          2.16%        2.41%         2.36%         1.92%         1.73%
Expenses                                           0.92%          0.93%        0.93%(6)      0.99%(6)      1.30%(6)      1.50%(6)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              23%            87%          65%           66%           71%           39%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.
2. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return fiqures for all periods shown.
4. This information is not covered by the auditors' opinion.
5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


                    LifeSpan Capital Appreciation Portfolio                   25

Notes to Financial Statements  (Unaudited)

================================================================================
1. Significant Accounting Policies
LifeSpan Capital Appreciation Portfolio (the Portfolio) is a series of Panorama Series Portfolio, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek long-term capital appreciation by investing in a strategically allocated portfolio consisting primarily of stocks. Current income is not a primary consideration. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Portfolio.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Security Credit Risk. The Portfolio invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Portfolio may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2000, securities with an aggregate market value of $66,313, representing 0.08% of the Portfolio's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


26                  LifeSpan Capital Appreciation Portfolio

================================================================================
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Portfolio.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock
The Portfolio has authorized 250 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                            Six Months Ended June 30, 2000            Year Ended December 31, 1999
                                            --------------------------------          -------------------------------
                                            Shares               Amount               Shares             Amount
---------------------------------------------------------------------------------------------------------------------
Sold                                         1,527,644           $ 2,269,357           2,992,840         $  4,099,694
Dividends and/or distributions reinvested    6,167,418             9,189,452           1,209,480            1,572,323
Redeemed                                    (2,414,167)           (3,656,652)         (7,744,976)         (10,701,915)
                                            ----------           -----------          ----------         ------------
Net increase (decrease)                      5,280,895           $ 7,802,157          (3,542,656)        $ (5,029,898)
                                            ==========           ===========          ==========         ============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $19,411,262 and $16,412,651, respectively.

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio. The annual fees are 0.85% of the Portfolio's first $250 million of average daily net assets and 0.75% of average daily net assets over $250 million. The Portfolio's management fee for the six months ended June 30, 2000 was an annualized rate of 0.85%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Portfolio and is responsible for maintaining the shareholder registry and shareholder accounting records for the Portfolio. OFS provides these services for cost.


                    LifeSpan Capital Appreciation Portfolio                   27

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Portfolio may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

================================================================================
6. Illiquid Securities
As of June 30, 2000, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2000, was $881,231, which represents 1.09% of the Portfolio's net assets. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit.


28                  LifeSpan Capital Appreciation Portfolio

LifeSpan Capital Appreciation Portfolio
A Series of Panorama Series Fund, Inc.

====================================================================================================================================
Officers and Directors                     James C. Swain, Director and Chairman of the Board
                                           Bridget A. Macaskill, President
                                           William L. Armstrong, Director
                                           Robert G. Avis, Director
                                           William A. Baker, Director
                                           Jon S. Fossel, Director
                                           Sam Freedman, Director
                                           Raymond J. Kalinowski, Director
                                           C. Howard Kast, Director
                                           Robert M. Kirchner, Director
                                           Ned M. Steel, Director
                                           Peter M. Antos, Vice President
                                           George Evans, Vice President
                                           Alan Gilston, Vice President
                                           John S. Kowalik, Vice President
                                           Stephen F. Libera, Vice President
                                           David P. Negri, Vice President
                                           Thomas P. Reedy, Vice President
                                           Michael C. Strathearn, Vice President
                                           Kenneth B. White, Vice President
                                           Arthur J. Zimmer, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

====================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

====================================================================================================================================
Transfer Agent                             OppenheimerFunds Services

====================================================================================================================================
Custodian of Portfolio Securities          The Bank of New York

====================================================================================================================================
Independent Auditors                       Deloitte & Touche LLP

====================================================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the
                                           Portfolio without examination of those records by the independent auditors.

                                           This is a copy of a report to shareholders of Lifespan Capital Appreciation Portfolio.
                                           For other material information concerning the Portfolio, see its prospectus. This report must be preceded or accompanied by the Portfolio's prospectus, the separate account prospectus, and current standardized average annual total returns for the separate account being offered.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


         (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


                    LifeSpan Capital Appreciation Portfolio                   29